SCHWAB STRATEGIC TRUST

Schwab U.S. Broad Market ETF™

Schwab U.S. Large-Cap ETF™

Schwab U.S. Large-Cap Growth ETF™

Schwab U.S. Large-Cap Value ETF™

Schwab U.S. Mid-Cap ETF™

Schwab U.S. Small-Cap ETF™

Schwab International Equity ETF™

Schwab International Small-Cap Equity ETF™

Schwab Emerging Markets Equity ETF™

(the Funds)

Supplement dated June 29, 2018, to the currently effective Statement of Additional Information (the SAI) for each of the aforementioned Funds

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

The tables in the “Securities Lending Activities” section on page 32 of the SAI are hereby deleted in their entirety and replaced with the following tables:

	Schwab U.S. Broad Market ETF	Schwab U.S. Large-Cap ETF	Schwab U.S. Large-Cap Growth ETF	Schwab U.S. Large-Cap Value ETF	Schwab U.S. Mid-Cap ETF
Gross income from securities lending activities	$1,058,028	$404,923	$318,032	$70,899	$750,084

Fees and/or compensation paid for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	$89,307	$33,188	$26,196	$5,639	$63,365
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in a revenue split	$33,123	$17,802	$13,598	$3,246	$33,199
Administrative fees not included in revenue split	-	-	-	-	-
Indemnification fees not included in revenue split	-	-	-	-	-
Rebates (paid to borrower)	$72	-	-	-	$270
Other fees not included in revenue split	-	-	-	-	-

Aggregate fees/compensation paid for securities lending activities	$122,502	$50,990	$39,794	$8,885	$96,834

Net income from securities lending activities*	$935,526	$353,933	$278,238	$62,014	$653,250

*	“Net income from securities lending activities” may not match the fund’s current financial statements, which may reflect certain accrual adjustments.

	Schwab U.S. Small-Cap ETF	Schwab International Equity ETF	Schwab International Small-Cap Equity ETF	Schwab Emerging Markets Equity ETF
Gross income from securities lending activities	$5,012,816	$1,859,198	$1,440,883	$254,957

Fees and/or compensation paid for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	$440,172	$165,301	$123,882	$22,255
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in a revenue split	$102,263	$33,856	$33,206	$8,419
Administrative fees not included in revenue split	-	-	-	-
Indemnification fees not included in revenue split	-	-	-	-
Rebates (paid to borrower)	$73	$15,037	$7,776	$951
Other fees not included in revenue split	-	-	-	-

Aggregate fees/compensation paid for securities lending activities	$542,508	$214,194	$164,864	$31,625

Net income from securities lending activities*	$4,470,308	$1,645,004	$1,276,019	$223,332

*	“Net income from securities lending activities” may not match the fund’s current financial statements, which may reflect certain accrual adjustments.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

REG102726-00 (06/18)

00212843

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